Retirement Plan Costs	12 Months Ended
Dec. 31, 2010
Retirement Plan Costs [Abstract]
Retirement Plan Costs

Note 14 – Retirement Plan Costs

The Company sponsors a defined contribution plan to help eligible employees provide for retirement. The Company began matching employees' contributions in 2007. The Company currently matched 50% of employee contributions up to 6% of eligible contributions. The Company's total matching contributions for the years ended December 31, 2010 and 2009 were approximately $43,000 and $124,000, respectively. During 2010, the Company suspended matching contributions.